CONDENSED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Class A Convertible Preferred Stock Member	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Class B Convertible Preferred Stock [Member]
Balance, shares at Dec. 31, 2021		56,635,000	37,103,394
Balance, amount at Dec. 31, 2021		$ 5,663	$ 3,710	$ 74,374	$ (301,261)
Net loss	$ (540,037)	0	0	0	(540,037)
Balance, amount at Dec. 31, 2022	(595,051)	$ 5,663	$ 3,742	236,842	(841,298)	$ 0
Balance, shares at Dec. 31, 2022		56,635,000	37,428,394
Net loss	(292,712)	$ 0	$ 0	0	(292,712)	0
Share conversions, shares		(202,405)	5,060,125
Share conversions, amount	0	$ (20)	$ 506	(486)	0	0
Common stock issued for cash, shares			725,000
Common stock issued for cash, amount	412,500	0	$ 73	412,427	0	0
Balance, amount at Mar. 31, 2023	(475,263)	$ 5,643	$ 4,321	648,783	(1,134,010)	0
Balance, shares at Mar. 31, 2023		56,432,595	43,213,519
Balance, shares at Dec. 31, 2022		56,635,000	37,428,394
Balance, amount at Dec. 31, 2022	(595,051)	$ 5,663	$ 3,742	236,842	(841,298)	0
Net loss	$ (1,580,733)	0	0	0	(1,580,733)
Share conversions, shares	552,405
Share conversions, amount	$ 0	$ 55	$ 1,381	1,326	0
Preferred stock issued for services, shares		200,004
Common stock issued for cash, shares			825,000
Preferred stock issued for services, amount	110,002	$ 20	$ 0	109,982	0
Common stock issued for cash, amount	412,500	0	$ 83	412,417	0
Common stock issued for services, shares			6,518,950
Common stock issued for services, amount	178,544	0	$ 652	177,892	0
Settlement of derivative liability	$ 59,831	$ 0	$ 0	59,831	0
Share conversions, shares	13,810,125	(552,405)	13,810,125
Balance, amount at Dec. 31, 2023	$ (1,414,907)	$ 5,628	$ 5,858	995,638	(2,422,031)	0
Balance, shares at Dec. 31, 2023		56,282,599	58,582,469
Net loss	(286,437)	$ 0	$ 0	0	(286,437)	0
Share conversions, shares		(114,772)	2,869,300
Share conversions, amount	0	$ (11)	$ 287	(276)	0	$ 0
Preferred stock issued for services, shares		40,000				90
Common stock issued for cash, shares			3,929,408
Preferred stock issued for services, amount	60,000	$ 4	$ 0	59,996	0	$ 0
Common stock issued for cash, amount	125,006	0	$ 393	124,613	0	0
Common stock issued for services, shares			500,000
Common stock issued for services, amount	30,000	0	$ 50	29,950	0	0
Settlement of derivative liability	(125,005)	0	0	(125,005)	0	0
Balance, amount at Mar. 31, 2024	$ (1,611,343)	$ 5,621	$ 6,588	$ 1,084,916	$ (2,708,468)	$ 0
Balance, shares at Mar. 31, 2024		56,207,827	65,881,177			90